Defined Benefit Liabilities (Assets) - Cost of Benefit Plan Recognized in Profit And Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Current service cost	₩ 123,241	₩ 130,538
Net interest income	(4,366)	(6,752)
Past service cost	1,693	6,795
Total amount of expenses recognized in profit and loss	₩ 120,568	₩ 130,581	₩ 124,439